Condensed Parent Company Balance Sheets (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Assets
Cash and cash equivalents	$ 149,976	$ 517,802	$ 698,509	$ 343,659	$ 179,744	$ 242,457
Deferred income taxes		211		539
TOTAL ASSETS	9,108,291	9,239,359		9,022,538
LIABILITIES AND EQUITY
Accrued expenses other liabilities	414,317	470,005		435,638
Total liabilities	6,614,912	7,327,741		7,357,822
COMMITMENTS AND CONTINGENCIES
Redeemable common stock		38,441		42,684
Shareholders' Equity
Common stock, $.01 par value-600,000 shares authorized	2,206	1,667		1,667
Additional paid-incapital	2,787,082	2,292,142		2,292,178
Accumulated deficit	(213,324)	(346,254)		(513,772)
Accumulated other comprehensive loss	(82,585)	(74,378)		(158,041)
Total shareholders' equity	2,493,379	1,873,177		1,622,032	$ 1,843,764	$ 1,776,366
Total Liabilities and Equity	$ 9,108,291	9,239,359		9,022,538
US Foods.Inc. [Member]
Assets
Cash and cash equivalents		300,241
Deferred income taxes		5,400
Investment in subsidiary		1,613,851		1,664,716
TOTAL ASSETS		1,919,492		1,664,716
LIABILITIES AND EQUITY
Intercompany payable		7,193
Accrued expenses other liabilities		681
Total liabilities		7,874
COMMITMENTS AND CONTINGENCIES
Redeemable common stock		38,441		42,684
Shareholders' Equity
Common stock, $.01 par value-600,000 shares authorized		1,667		1,667
Additional paid-incapital		2,292,142		2,292,178
Accumulated deficit		(346,254)		(513,772)
Accumulated other comprehensive loss		(74,378)		(158,041)
Total shareholders' equity		1,873,177		1,622,032
Total Liabilities and Equity		$ 1,919,492		$ 1,664,716